Subordinated Debentures (Details) - USD ($)		12 Months Ended
	May 14, 2019	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2005
Subordinated Debentures
Debentures, unamortized debt costs		$ 276,000	$ 337,000
Debentures, unamortized discount premium net		$ 23,800,000	$ 23,800,000
Subordinated debentures
Subordinated Debentures
Debentures, variable interest rate				1.35%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:SecuredOvernightFinancingRateSofrMember
Redeemable debt securities				$ 4,100,000
Debentures, sale proceeds utilized to purchase				$ 4,100,000
Junior subordinated debt
Subordinated Debentures
Debentures issued	$ 20,000,000
Interest on debentures	6.00%
Debentures, description of variable interest rate	three-month SOFR
Debentures, variable interest rate	3.625%
Debentures, Maturity date	May 31, 2024